Cover	Apr. 13, 2023
Cover [Abstract]
Entity Registrant Name	UPEXI, INC.
Entity Central Index Key	0001775194
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 13, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	333-25526
Entity Tax Identification Number	83-3378978
Entity Address Address Line 1	17129 US Hwy 19 N
Entity Address City Or Town	Clearwater
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33764
City Area Code	701
Local Phone Number	353-5425
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	UPXI
Security Exchange Name	NASDAQ